1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.1%
COMMUNICATION SERVICES  — 75.0%
Telecommunication Services  — 44.1%
Wireless Telecommunication Services  — 30.0%
Wireless Telecommunication Services  — 30.0%
40,000 America Movil SAB de CV, Cl. L, ADR ......... $ 658,800
30,000 Anterix Inc.† ............................................. 1,071,600
22,000 KDDI Corp. ................................................ 644,967
70,000 Millicom International Cellular SA, SDR† .... 808,955
100,000 MTN Group Ltd. ........................................ 662,320
25,000 Rogers Communications Inc., Cl. B ............ 963,500
165,000 Sistema PJSC FC, GDR† ............................ 82,500
95,000 SoftBank Group Corp. ................................ 3,216,334
42,000 T-Mobile US Inc.† ...................................... 5,635,140
20,000 United States Cellular Corp.† ..................... 520,600
63,000 Vodafone Group plc, ADR .......................... 713,790
14,978,506
Diversified Telecommunication Services  — 14.1%
Integrated Telecommunication Services  — 12.9%
35,000 AT&T Inc. .................................................. 536,900
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 285,414
90,000 Deutsche Telekom AG ................................ 1,542,873
28,000 Frontier Communications Parent Inc.† ....... 656,040
40,000 Sitios Latinoamerica SAB de CV† ............... 18,213
34,000 Telenor ASA .............................................. 311,194
80,000 Telephone and Data Systems Inc. ............... 1,112,000
37,000 TELUS Corp. ............................................. 734,820
33,000 Verizon Communications Inc. .................... 1,253,010
6,450,464
Alternative Carriers  — 1.2%
40,000 Lumen Technologies Inc. ........................... 291,200
40,000 Telesat Corp.† ........................................... 312,400
603,600
Media & Entertainment  — 30.9%
Interactive Media & Services  — 13.3%
Interactive Media & Services  — 13.3%
45,000 Alphabet Inc., Cl. C† .................................. 4,326,750
17,000 Meta Platforms Inc., Cl. A† ........................ 2,306,560
6,633,310
Media  — 9.1%
Cable & Satellite  — 9.1%
75,000 Comcast Corp., Cl. A ................................. 2,199,750
60,000 Liberty Global plc, Cl. C† ........................... 990,000
22,000 Telenet Group Holding NV .......................... 304,227
85,000 WideOpenWest Inc.† ................................. 1,042,950
4,536,927
Entertainment  — 8.5%
Movies & Entertainment  — 7.8%
200,000 Bollore SE ................................................. 925,559
Shares
Market
Value
70,000 Borussia Dortmund GmbH & Co. KGaA† .... $ 228,312
13,000 Liberty Media Corp.- Liberty Braves, Cl. C† 357,500
63,000 Manchester United plc, Cl. A ...................... 836,010
1,600 Netflix Inc.† ............................................... 376,704
145,000 OL Groupe SA† ......................................... 400,743
8,000 The Walt Disney Co.† ................................ 754,640
3,879,468
Interactive Home Entertainment  — 0.7%
13,000 Ubisoft Entertainment SA† ......................... 360,815
TOTAL COMMUNICATION SERVICES ...... 37,443,090
INFORMATION TECHNOLOGY  — 10.5%
Software & Services  — 7.0%
IT Services  — 3.7%
Data Processing & Outsourced Services  — 3.2%
2,500 Mastercard Inc., Cl. A ................................ 710,850
10,000 PayPal Holdings Inc.† ................................ 860,700
1,571,550
Internet Services and Infrastructure  — 0.5%
15,000 GMO internet group Inc. ............................ 264,078
Software  — 3.3%
Systems Software  — 3.3%
7,000 Microsoft Corp. ......................................... 1,630,300
Technology Hardware & Equipment  — 3.5%
Technology Hardware, Storage & Peripherals  — 2.5%
Technology Hardware, Storage & Peripherals  — 2.5%
9,000 Apple Inc. ................................................. 1,243,800
Electronic Equipment, Instruments &
Components  — 1.0%
Electronic Equipment & Instruments  — 1.0%
8,000 Sony Group Corp., ADR ............................. 512,400
TOTAL INFORMATION TECHNOLOGY ...... 5,222,128
CONSUMER DISCRETIONARY  — 7.8%
Retailing  — 7.8%
Internet & Direct Marketing Retail  — 7.8%
Internet & Direct Marketing Retail  — 7.8%
3,000 Amazon.com Inc.† .................................... 339,000
60,000 Prosus NV ................................................. 3,173,598
20,000 Zalando SE† .............................................. 396,528
3,909,126
TOTAL CONSUMER DISCRETIONARY ...... 3,909,126

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS  — 3.2%
Diversified Financials  — 3.2%
Diversified Financial Services  — 3.2%
Multi-Sector Holdings  — 3.2%
70,000 Kinnevik AB, Cl. B† .................................... $ 931,008
4,460 Old Mutual Ltd.(a) ..................................... 588
325,000 VNV Global AB† ........................................ 663,609
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
1,601,205
Banks  — 0.0%
Banks  — 0.0%
Diversified Banks  — 0.0%
58 Nedbank Group Ltd. .................................. 640
TOTAL FINANCIALS .......................... 1,601,845
REAL ESTATE  — 2.6%
Real Estate  — 2.6%
Equity Real Estate Investment Trusts  — 2.6%
Specialized REITs  — 2.6%
3,000 Crown Castle Inc., REIT ............................. 433,650
1,500 Equinix Inc., REIT ...................................... 853,260
1,286,910
TOTAL REAL ESTATE ......................... 1,286,910
TOTAL COMMON STOCKS .................. 49,463,099
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Retailing  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 22,040
PREFERRED STOCKS — 0.9%
INFORMATION TECHNOLOGY  — 0.9%
Technology - Hardware and Equipment  — 0.9%
Technology Hardware, Storage & Peripherals  — 0.9%
Technology Hardware, Storage & Peripherals  — 0.9%
13,000 Samsung Electronics Co. Ltd., 10.630% ..... 426,155
Shares
Market
Value
WARRANTS — 0.0%
FINANCIALS  — 0.0%
Diversified Financials  — 0.0%
Diversified Financial Services  — 0.0%
Multi-Sector Holdings  — 0.0%
31,463 VNV Global AB, expire 08/10/23† ............... $ 278
TOTAL INVESTMENTS — 100.0%
(Cost $46,621,811) ................................ $ 49,911,572
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 61.2% $ 30,545,664
Europe .............................. 25.4 12,670,000
Japan ............................... 9.3 4,637,778
Latin America ....................... 1.9 968,426
South Africa ......................... 1.3 663,549
Asia/Pacific ......................... 0.9 426,155
100.0% $ 49,911,572